Earnings per common share	12 Months Ended
Mar. 31, 2016
Earnings per common share

18. Earnings per common share

Basic earnings per common share are computed by dividing net income attributable to MHFG common shareholders by the weighted average number of common shares outstanding during the fiscal year. Diluted earnings per common share reflect the assumed conversion to common shares of all convertible securities such as convertible preferred stock.

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	498,484	803,048	850,492
Less: Net income attributable to preferred shareholders	6,745	4,910	2,430

Net income attributable to common shareholders	491,739	798,138	848,062

Effect of dilutive securities:
Convertible preferred stock	6,437	4,910	2,430

Net income attributable to common shareholders after assumed conversions	498,176	803,048	850,492

	2014	2015	2016
	(thousands of shares)
Shares:
Weighted average common shares outstanding	24,189,670	24,368,116	24,806,161

Effect of dilutive securities:
Convertible preferred stock (Note)	1,164,941	994,745	563,044
Stock options	16,641	18,186	17,828

Weighted average common shares after assumed conversions	25,371,252	25,381,047	25,387,033

	2014	2015	2016
	(in yen)
Amounts per common share:
Basic net income per common share	20.33	32.75	34.19

Diluted net income per common share	19.64	31.64	33.50

Note:	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.